N-6	Apr. 21, 2025 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Metropolitan Life Separate Account UL
Entity Central Index Key	0000858997
Entity Investment Company Type	N-6
Document Period End Date	Apr. 21, 2025
Amendment Flag	false
Group Variable Universal Life Insurance Policies (?Group Policies?)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	—
Transaction Charges
You may be subject to transaction charges that may apply if you surrender your Certificate or make a partial withdrawal. You may also be charged for other transactions, such as when you make a premium payment or transfer cash value between investment
options, or exercise your Accelerated Benefits Rider.
Charges and Deductions – Charges Deducted from Premiums; Other Charges
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the
Certificate is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction
covering the cost of insurance under the Certificate and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., the age and rate class of the covered person, as well as the Group characteristics). There is also a monthly administration fee. Please refer to the specifications page of your Certificate for applicable charges.
You will also bear expenses associated with the Portfolios available under your Certificate, as shown in the following table:
				Charges and Deductions – Charges Included in the Monthly Deduction Charges and Deductions – Charges against the Separate Account
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and expenses)	0.28%	0.86%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None	—

Transaction Charges [Text Block]
Transaction Charges
You may be subject to transaction charges that may apply if you surrender your Certificate or make a partial withdrawal. You may also be charged for other transactions, such as when you make a premium payment or transfer cash value between investment
options, or exercise your Accelerated Benefits Rider.
Charges and Deductions – Charges Deducted from Premiums; Other Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the
Certificate is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction
covering the cost of insurance under the Certificate and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., the age and rate class of the covered person, as well as the Group characteristics). There is also a monthly administration fee. Please refer to the specifications page of your Certificate for applicable charges.
You will also bear expenses associated with the Portfolios available under your Certificate, as shown in the following table:
				Charges and Deductions – Charges Included in the Monthly Deduction Charges and Deductions – Charges against the Separate Account
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and expenses)	0.28%	0.86%

Investment Options (of Other Amount) Minimum [Percent]	0.28%
Investment Options (of Other Amount) Maximum [Percent]	0.86%
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Certificate, including loss of principal.	Principal Risks
Not a Short-Term Investment
The Certificates are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you may also pay a transaction charge when surrendering the Certificate. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
Principal Risks
Risks Associated with Investment Options
An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the
performance of the Portfolios available under the Certificate. Each investment option (including any Fixed Account investment option)
has its own unique risks. You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Investments in the Certificate are subject to the risks related to
Metropolitan Life, including any obligations (including under any
Fixed Account investment option), guarantees, and benefits of the
Certificate, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting https://www.metlife.com/about-
us/corporate-profile/ratings.
Principal Risks
Contract Lapse
Your Certificate may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Certificate is insufficient to cover the monthly deduction. Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences. If the Certificate lapses, no death benefit will be paid. A Certificate may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
Principal Risks

Investment Restrictions [Text Block]	At the present time, no charge is assessed against the Cash Value of a Certificate when amounts are transferred among the Divisions of the Separate Account and between the Divisions and the Fixed Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer. Certificate Owners may transfer cash value between and among the Divisions and the Fixed Account. In some cases, the maximum amount that you may transfer or withdraw from the Fixed Account in any Certificate year is the greater of: (i) $200 and (ii) 25% of the largest amount in the Fixed Account over the last four Certificate years (or since the Date of Certificate if the Certificate has been in effect for less than four years). Restrictions may apply to frequent transfers.Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Certificate.
Optional Benefit Restrictions [Text Block]	Benefit availability is subject to your Employer making the benefit available. Depending upon your Employer’s requirements, certain Certificate benefits may only be able to be added during the Employer’s annual enrollment. With respect to the dependent life benefit coverage (spouse coverage or child coverage), depending upon your Employer's elected benefit, you may also need to be on active status. You should check with your Employer regarding the availability of benefits and whether you need to be on active status to elect the dependent life benefits (spouse coverage or child coverage).
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Certificate.Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation relating to your ownership of a Certificate, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Certificate. You should only exchange your Certificate if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Certificate.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Certificate. Please refer to your Certificate’s specifications page for information about the specific fees you will pay each year based on the options that you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender or make withdrawals from the Certificate, or transfer cash value between investment options. Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
State premium tax charge[1]	On payment of premium	2.55%[2]
Charge	When Charge is Deducted	Amount Deducted
Federal premium tax charge[1]	On payment of premium	0.35% of each premium payment
Surrender or Partial Withdrawal transaction fees[3]	On surrender, withdrawal or loan	$25
Transfer Charge[4]	On transfer of cash value among Divisions or to or from the Fixed Account	$25 per transfer[4]
Accelerated Benefits Rider Administrative Charge	At the time the Benefit is paid	$150[4]
[1]Rather than deducting this charge from each premium payment you make, we have the option of deducting an equivalent amount as part of the monthly deduction. In that case, the amount of the deduction will be based on the amount of premium payments received under all Certificates issued in connection with the Group Policy. We will waive the state premium tax charge for Internal Revenue Code (the “Code”) Section 1035 exchanges from any other policy to a Certificate. We will also waive the state premium tax charge, as well as the charge for expected federal taxes attributable to premiums for 1035 exchanges, from another MetLife policy to a Certificate.[2]Currently, we are charging covered Employer groups rates up to 2.55%, which reflect the average state premium taxes currently being charged for the group. There is no specific maximum rate we may charge.[3]The transaction fee is the lesser of 2% of the amount withdrawn or $25. Generally, we will not apply any transaction fee for the surrender of a Certificate because of the termination of an Employer’s participation in the Group Policy. We are not currently imposing this charge. See your Certificate for more details.[4]We do not currently impose this charge.The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Portfolio fees and expenses. Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of term insurance(1)
●Minimum and Maximum Charge	Monthly	$0.14 to $45.67 per $1,000 of net amount at risk
●Charge for a Representative Insured (2)		$0.59 per $1,000 of net amount at risk
Mortality and Expense Risk Charge(3)	Daily	Effective annual rate of 0.90% of the cash value in the Separate Account
Administration charge(4)	Monthly	$5
Loan Interest Spread(5)	Annually	Annual rate of 2% of the loan amount
Optional Benefit Charges:
Disability waiver of monthly deduction rider(6), (7)
●Minimum and Maximum Charge	Monthly	$0.14 to $45.67 per $1,000 of net amount at risk
●Charge for a Representative Insured (2)		$0.00 per $1,000 of net amount at risk
Dependent life benefits (spouse coverage only)(6), (8)
Charge	When Charge is Deducted	Amount Deducted
●Minimum and Maximum Charge	Monthly	$0.14 to $45.67 per $1,000 of net amount at risk
●Charge for a Representative Insured(2)		$0.59 per $1,000 of net amount at risk
Dependent life benefits (children coverage only)	Monthly	$0.18 per $1,000 of coverage
[1]The cost of insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. The cost of insurance charge may not be representative of the charge that any particular Certificate Owner would pay. You can obtain more information about the cost of insurance or other charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Certificate based on various assumptions.[2]A Representative Insured is a person that is age 45 in a hypothetical group derived from all groups to whom the Group Policy is offered. The Charge for a Representative Insured under the Dependent life benefit (children coverage) is the current charge that a Certificate Owner pays for all the Certificate Owner’s children covered under the rider.[3]Currently, we charge an effective annual rate of 0.45% of the cash value in the Separate Account. There may be differences in this charge for different Employer groups based on differences in the levels of mortality and expense risks.[4]This charge for a Certificate may vary based on differences in the levels of administrative services performed by us and by the Employer for the specific group under which the Certificate is issued. Currently, we charge between $0 and $3 per certificate. For certain groups, this charge is included in the overall cost of insurance charge.[5]We charge interest on Certificate loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. Currently the spread is equal to an annual rate of 0.25% of the loan amount.[6]Charges for this rider vary based on the Insured's individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Certificate will indicate the charges applicable to your Certificate. More detailed information concerning your charges is available on request from our Administrative Office. [7]The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge. [8]The Spouse’s life insurance benefit can be provided by rider or by a separate Certificate, depending upon what is available under your Group. The charges shown reflect the charges that apply to a Spouse Certificate. For a Spouse rider, the minimum and maximum charge is $0.14 to $45.67 per $1,000 of coverage and the charge for a representative insured is $0.59 per $1,000 of coverageThe next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Certificate. A complete list of the Portfolios available under the Certificate, including their annual expenses, may be found in Appendix A. Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average net assets) (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	0.86%

Transaction Expenses [Table Text Block]	Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
State premium tax charge[1]	On payment of premium	2.55%[2]
Charge	When Charge is Deducted	Amount Deducted
Federal premium tax charge[1]	On payment of premium	0.35% of each premium payment
Surrender or Partial Withdrawal transaction fees[3]	On surrender, withdrawal or loan	$25
Transfer Charge[4]	On transfer of cash value among Divisions or to or from the Fixed Account	$25 per transfer[4]
Accelerated Benefits Rider Administrative Charge	At the time the Benefit is paid	$150[4]
[1]Rather than deducting this charge from each premium payment you make, we have the option of deducting an equivalent amount as part of the monthly deduction. In that case, the amount of the deduction will be based on the amount of premium payments received under all Certificates issued in connection with the Group Policy. We will waive the state premium tax charge for Internal Revenue Code (the “Code”) Section 1035 exchanges from any other policy to a Certificate. We will also waive the state premium tax charge, as well as the charge for expected federal taxes attributable to premiums for 1035 exchanges, from another MetLife policy to a Certificate.[2]Currently, we are charging covered Employer groups rates up to 2.55%, which reflect the average state premium taxes currently being charged for the group. There is no specific maximum rate we may charge.[3]The transaction fee is the lesser of 2% of the amount withdrawn or $25. Generally, we will not apply any transaction fee for the surrender of a Certificate because of the termination of an Employer’s participation in the Group Policy. We are not currently imposing this charge. See your Certificate for more details.[4]We do not currently impose this charge.
Premium Taxes, Footnotes [Text Block]	Rather than deducting this charge from each premium payment you make, we have the option of deducting an equivalent amount as part of the monthly deduction. In that case, the amount of the deduction will be based on the amount of premium payments received under all Certificates issued in connection with the Group Policy. We will waive the state premium tax charge for Internal Revenue Code (the “Code”) Section 1035 exchanges from any other policy to a Certificate. We will also waive the state premium tax charge, as well as the charge for expected federal taxes attributable to premiums for 1035 exchanges, from another MetLife policy to a Certificate.
Deferred Sales Charge, Description [Text Block]	Surrender or Partial Withdrawal
Deferred Sales Charge, When Deducted [Text Block]	On surrender
Deferred Sales Load, Maximum [Dollars]	$ 25
Other Surrender Fees, Description [Text Block]
Other Surrender Fees, When Deducted [Text Block]	withdrawal
Other Surrender Fees, Maximum [Dollars]	$ 25
Transfer Fees, Description [Text Block]	Transfer Charge[4]
Transfer Fees, When Deducted [Text Block]	On transfer of cash value among Divisions or to or from the Fixed Account
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We do not currently impose this charge.
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of term insurance(1)
●Minimum and Maximum Charge	Monthly	$0.14 to $45.67 per $1,000 of net amount at risk
●Charge for a Representative Insured (2)		$0.59 per $1,000 of net amount at risk
Mortality and Expense Risk Charge(3)	Daily	Effective annual rate of 0.90% of the cash value in the Separate Account
Administration charge(4)	Monthly	$5
Loan Interest Spread(5)	Annually	Annual rate of 2% of the loan amount
Optional Benefit Charges:
Disability waiver of monthly deduction rider(6), (7)
●Minimum and Maximum Charge	Monthly	$0.14 to $45.67 per $1,000 of net amount at risk
●Charge for a Representative Insured (2)		$0.00 per $1,000 of net amount at risk
Dependent life benefits (spouse coverage only)(6), (8)
Charge	When Charge is Deducted	Amount Deducted
●Minimum and Maximum Charge	Monthly	$0.14 to $45.67 per $1,000 of net amount at risk
●Charge for a Representative Insured(2)		$0.59 per $1,000 of net amount at risk
Dependent life benefits (children coverage only)	Monthly	$0.18 per $1,000 of coverage
[1]The cost of insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. The cost of insurance charge may not be representative of the charge that any particular Certificate Owner would pay. You can obtain more information about the cost of insurance or other charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Certificate based on various assumptions.[2]A Representative Insured is a person that is age 45 in a hypothetical group derived from all groups to whom the Group Policy is offered. The Charge for a Representative Insured under the Dependent life benefit (children coverage) is the current charge that a Certificate Owner pays for all the Certificate Owner’s children covered under the rider.[3]Currently, we charge an effective annual rate of 0.45% of the cash value in the Separate Account. There may be differences in this charge for different Employer groups based on differences in the levels of mortality and expense risks.[4]This charge for a Certificate may vary based on differences in the levels of administrative services performed by us and by the Employer for the specific group under which the Certificate is issued. Currently, we charge between $0 and $3 per certificate. For certain groups, this charge is included in the overall cost of insurance charge.[5]We charge interest on Certificate loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. Currently the spread is equal to an annual rate of 0.25% of the loan amount.[6]Charges for this rider vary based on the Insured's individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Certificate will indicate the charges applicable to your Certificate. More detailed information concerning your charges is available on request from our Administrative Office. [7]The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge. [8]The Spouse’s life insurance benefit can be provided by rider or by a separate Certificate, depending upon what is available under your Group. The charges shown reflect the charges that apply to a Spouse Certificate. For a Spouse rider, the minimum and maximum charge is $0.14 to $45.67 per $1,000 of coverage and the charge for a representative insured is $0.59 per $1,000 of coverage
Insurance Cost, Description [Text Block]	Cost of term insurance(1)
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a Representative Insured (2)$0.59 per $1,000 of net amount at riskA Representative Insured is a person that is age 45 in a hypothetical group derived from all groups to whom the Group Policy is offered. The Charge for a Representative Insured under the Dependent life benefit (children coverage) is the current charge that a Certificate Owner pays for all the Certificate Owner’s children covered under the rider.
Insurance Cost (of Face Amount), Maximum [Percent]	45.67%
Insurance Cost (of Face Amount), Minimum [Percent]	0.14%
Insurance Cost, Footnotes [Text Block]	The cost of insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. The cost of insurance charge may not be representative of the charge that any particular Certificate Owner would pay. You can obtain more information about the cost of insurance or other charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Certificate based on various assumptions.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge(3)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees, Footnotes [Text Block]	Currently, we charge an effective annual rate of 0.45% of the cash value in the Separate Account. There may be differences in this charge for different Employer groups based on differences in the levels of mortality and expense risks.
Administrative Expenses, Description [Text Block]	Administration charge(4)
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 5
Administrative Expense, Footnotes [Text Block]	This charge for a Certificate may vary based on differences in the levels of administrative services performed by us and by the Employer for the specific group under which the Certificate is issued. Currently, we charge between $0 and $3 per certificate. For certain groups, this charge is included in the overall cost of insurance charge.
Optional Benefit Expense, Footnotes [Text Block]	Charges for this rider vary based on the Insured's individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Certificate will indicate the charges applicable to your Certificate. More detailed information concerning your charges is available on request from our Administrative Office. [7]The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge. [8]The Spouse’s life insurance benefit can be provided by rider or by a separate Certificate, depending upon what is available under your Group. The charges shown reflect the charges that apply to a Spouse Certificate. For a Spouse rider, the minimum and maximum charge is $0.14 to $45.67 per $1,000 of coverage and the charge for a representative insured is $0.59 per $1,000 of coverage
Other Annual Expense, Description [Text Block]	Loan Interest Spread(5)
Other Annual Expense, When Deducted [Text Block]	Annually
Other Annual Expense (of Face Amount), Maximum [Percent]	2.00%
Other Annual Expense, Footnotes [Text Block]	We charge interest on Certificate loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. Currently the spread is equal to an annual rate of 0.25% of the loan amount.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average net assets) (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	0.86%

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses (as a percentage of average net assets)(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.28%
Portfolio Company Expenses Maximum [Percent]	0.86%
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS This Prospectus discusses the risks associated with purchasing the Certificate. Prospectuses for the Portfolios discuss the risks associated with investment in the Portfolio described therein. Each of the Divisions that is available to you under the Certificate invests solely in a corresponding “Portfolio” of an underlying mutual fund (“Fund”). Investment Risk. MetLife does not guarantee the investment performance of the Divisions and you should consider your risk tolerance before selecting any of these options. If you invest Cash Value in one or more of the Divisions of the Separate Account, then you will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Certificate. Each investment option (including any Fixed Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio’s prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct certain Certificate fees and charges from your Certificate’s cash value, which can significantly reduce your Certificate’s cash value. During times of poor investment performance, these deductions may have an even greater impact on your Certificate’s cash value. It is possible to lose your full investment and your Certificate could terminate without value, unless you pay additional premiums. If you allocate Cash Value to the Fixed Account, then we credit such Cash Value with a declared rate of interest. You assume the risk that the interest rate credited to the Fixed Account may decrease, although it will never be lower than the guaranteed minimum annual effective rate stated in your Certificate. Surrender and Withdrawal Risks (Short-Term Investment Risk). The Certificates are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and are not suitable as a short-term savings vehicle. You should purchase the Certificate only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Certificate if you intend to surrender all or part of the Certificate’s cash value in the near future. A surrender, in whole or in part, may have tax consequences. Certificate Lapse. Your Certificate may lapse without value if you have paid an insufficient amount of premiums or if the investment experience of the Divisions is poor. If your Cash Surrender Value is not enough to pay the monthly deduction, your Certificate will lapse without value unless you make a premium payment sufficient to cover two monthly deductions within the 61-day grace period. If your Certificate does lapse, your insurance coverage will terminate (although you will be given an opportunity to reinstate your coverage if you satisfy certain requirements). Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences. In certain situations your Certificate may also terminate if your Employer ends its participation in the Group Policy. Risk of an Increase in Current Fees and Expenses. We have the right to increase certain Certificate charges. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Certificate in force. Limitations on Access to Cash Value. We limit partial withdrawals of cash value from the Certificates to amounts not less than $200 and in some cases, for amounts you request to withdraw from the Fixed Account, not more than the greater of (a) $200, and (b) 25% of the largest amount in the Fixed Account over the last four Certificate years (or since the Date of Certificate if the Certificate has been in effect for less than four years). Limitations on Transfers. We do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio's prospectus for more details. The minimum amount you may transfer is $200 or, if less, the total amount in an investment option. In some cases, the minimum amount you may withdraw is $200 or, if less, the total amount in an investment option. We reserve the right to limit transfers from the Fixed Account in any Certificate year to 25% of the largest amount in the Fixed Account over the last four Certificate years (or since the Date of Certificate if the Certificate has been in effect for less than four years). Tax Treatment. We anticipate that the Certificate should generally be deemed a life insurance contract under federal tax law. Assuming that a Certificate qualifies as a life insurance contract for income tax purposes, you should not be deemed to be in receipt of any portion of your Certificate’s cash value until there is an actual distribution from the Certificate. Moreover, insurance proceeds payable under the Certificate should be excludable from the gross income of the Beneficiary. Although the Beneficiary generally should not have to pay federal income tax on the insurance proceeds, other taxes, such as estate taxes, may apply. If you pay more than a certain amount of premiums, you may cause your Certificate to become a “modified endowment contract” (“MEC”) under federal tax laws. If it does, you will pay income taxes on loans and other amounts we pay out to you (except for payment of insurance proceeds) to the extent of any gains in your Certificate (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply. Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. As with any taxation matter, you should consult with and rely on the advice of your own tax adviser. Loans. Before taking a Certificate loan you should consider that interest payments on loans are generally not deductible for tax purposes, that under certain situations, Certificate loans could be considered taxable distributions, and that amounts held in your Certificate loan account do not participate in the investment experience of the Divisions or receive the interest rate credited to the Fixed Account, either of which may be higher than the interest rate credited on the amount you borrow. If you surrender your Certificate or if we terminate your Certificate, or at the Final Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution (see “Federal Tax Matters — Loans”). In addition, a Certificate loan increases the chances of our terminating your Certificate due to insufficient cash value and your Certificate's death proceeds will be reduced by any unpaid loan (plus any accrued and unpaid loan interest). Pandemics and Other Public Health Issues, and Other Events. Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods. Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Certificate transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Certificate Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times. Insurance Company Risks. Certificates are subject to the risks related to Metropolitan Life. Any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting www.metlife.com/about-us/corporate-profile/ratings. Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	STANDARD DEATH BENEFITS If the Certificate is in force, we will pay your beneficiary the insurance proceeds as of the end of the Valuation Period that includes the insured’s date of death. We will pay this amount after we receive documents that we request as due proof of the insured’s death. We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds. We will pay interest on the proceeds as required by applicable state law. Unless otherwise requested and subject to state law, the Certificate’s death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account (if the death proceeds meet the required minimum). The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Certificate surrender proceeds paid into a Total Control Account established for you. Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency. The insurance proceeds equal: ●the death benefit provided on the date of death or the alternate death benefit; plus ●any additional insurance proceeds provided by rider; minus ●any unpaid Certificate loans and accrued interest thereon; minus ●any due and unpaid charges accruing during a grace period. The amount of the death benefit that exceeds the Certificate’s cash value is paid from our general account. Death benefit amounts paid from our general account are subject to the claims of our creditors. Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of two to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary, Policy Owner or the Certificate Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Certificate’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, including complete names and complete contact information, if and as it changes. You should contact your Administrative Office at (800) 756-0124 in order to make a change to your Beneficiary designation. Standard Death Benefit The death benefit varies and equals the specified face amount of insurance of the Certificate plus the cash value on the date of death. Alternate Death Benefit In order to ensure that the Certificate qualifies as life insurance under the federal income tax laws, the beneficiary will receive an alternate death benefit if it is greater than the amount that the beneficiary would have received under the death benefit described above. The alternate death benefit is calculated by multiplying the Certificate’s cash value by a prescribed percentage. The prescribed percentage is determined by the covered person’s age at the time of the calculation and declines as the covered person grows older. The alternate death benefit is as follows:
Age of Covered Person at Death	% of Cash Value*
40 and less	250%
45	215%
50	185%
55	150%
60	130%
Age of Covered Person at Death	% of Cash Value*
65	120%
70	115%
75 to 90	105%
95	100%
*For the ages not listed, the percentage decreases by a ratable portion for each full year. During any period when your cash value is high enough that the alternate death benefit applies, your charges for insurance costs will be higher, since the effective amount of your coverage will be greater. In no event will the death benefit be less than the minimum insurance amount required under current federal income tax rules applicable to the definition of life insurance as in effect on the date your Certificate is issued. Specified Face Amount The specified face amount is the basic amount of life insurance specified in the Certificate. The Minimum Specified Face Amount is the smallest amount of specified face amount for which a Certificate may be issued, and is set forth in the Certificate. This amount will never be less than $10,000. Generally, you may change your specified face amount subject to certain limitations. Any change you request will be effective on the monthly anniversary on or next following our approval of your request. You are permitted to decrease the specified face amount to as low as the Minimum Specified Face Amount set forth in the Certificate. You may request an increase on dates determined by your Employer and set forth in the Certificate. If you are a qualifying Employee, we will make automatic increases in the specified face amount when your salary increases on a date or dates determined by your Employer. However, you can notify us in writing at any time that you do not desire such automatic increases in the future. Any requirements as to the minimum amount of an increase are set forth in the Certificate. Any increase is subject to our underwriting rules which may include a requirement for evidence satisfactory to us of the covered person’s insurability. Before you change your specified face amount you should consider the following: ●The insurance portion of your death benefit will change. This will affect the insurance charges, cash value and death benefit levels; ●Reducing your specified face amount may result in our returning an amount to you which, if it occurs during the first 15 Certificate years, could then be taxed on an income first basis, even if the Certificate is not a MEC; ●The amount of additional premiums that the tax laws permit you to pay into the Certificate may increase or decrease. The additional amount you can pay without causing the Certificate to be a MEC for tax purposes may also increase or decrease (see “Federal Tax Matters — Modified Endowment Contracts”); and ●The Certificate could become a MEC in certain circumstances.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Specified Face Amount The specified face amount is the basic amount of life insurance specified in the Certificate. The Minimum Specified Face Amount is the smallest amount of specified face amount for which a Certificate may be issued, and is set forth in the Certificate. This amount will never be less than $10,000. Generally, you may change your specified face amount subject to certain limitations. Any change you request will be effective on the monthly anniversary on or next following our approval of your request. You are permitted to decrease the specified face amount to as low as the Minimum Specified Face Amount set forth in the Certificate. You may request an increase on dates determined by your Employer and set forth in the Certificate. If you are a qualifying Employee, we will make automatic increases in the specified face amount when your salary increases on a date or dates determined by your Employer. However, you can notify us in writing at any time that you do not desire such automatic increases in the future. Any requirements as to the minimum amount of an increase are set forth in the Certificate. Any increase is subject to our underwriting rules which may include a requirement for evidence satisfactory to us of the covered person’s insurability. Before you change your specified face amount you should consider the following: ●The insurance portion of your death benefit will change. This will affect the insurance charges, cash value and death benefit levels; ●Reducing your specified face amount may result in our returning an amount to you which, if it occurs during the first 15 Certificate years, could then be taxed on an income first basis, even if the Certificate is not a MEC; ●The amount of additional premiums that the tax laws permit you to pay into the Certificate may increase or decrease. The additional amount you can pay without causing the Certificate to be a MEC for tax purposes may also increase or decrease (see “Federal Tax Matters — Modified Endowment Contracts”); and ●The Certificate could become a MEC in certain circumstances.
Item 11. Other Benefits Available (N-6) [Text Block]	OPTIONAL BENEFITS In addition to the standard death benefit associated with your Certificate, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description Of Restrictions Or Limitations
Disability Waiver of Monthly Deduction Rider	This rider provides for the waiver of certain monthly deductions, upon proof of total disability.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Dependent Life Benefit — Children’s Term Insurance Benefit Rider	This rider provides term life insurance coverage for the Employee's children.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer's elected rider
benefit, you may also need to
be on active status. You
should ask your Employer if
this benefit is included and
whether you need to be on
active status in order to elect
it.

Dependent Life Benefit — Spouse's Insurance Benefit	This benefit provides life insurance coverage for the Employee's spouse.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer's elected benefit,
you may also need to be on
active status. You should ask
your Employer if this benefit
is included and whether you
need to be on active status in
order to elect it.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description Of Restrictions Or Limitations
Accelerated Benefits Rider	This rider permits the insured to accelerate a portion of the applicable death benefit if the Employee is terminally ill as defined in the rider.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Paid-Up Certificate Benefit	Terminates the death benefit (and any riders in effect) and uses all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit.	Standard
The paid-up benefit must not
be more than can be
purchased using the
Certificate’s Cash Surrender
Value, more than the death
benefit under the Certificate
at the time you choose to use
this provision, or less than
$10,000.

Will Preparation Service Rider	MetLife makes a will preparation service available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Estate Resolution Services Rider	This rider provides certain probate services in the event you or your Spouse dies (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Rebalancer(SM)	Allows you to redistribute amounts in the Fixed Account and the Divisions in the same proportion that the net premium are then being allocated on a quarterly basis.	Standard	You may elect this option if your Employer makes it available. You should ask your Employer if this option is available.
Disability Waiver of Monthly Deduction Rider: Upon proof of disability, this rider provides for a waiver of monthly deduction amounts with respect to the specified face amount covered by the rider. If you purchased this rider and the insured became disabled as defined in the rider, while the Certificate and the rider were still in force the eligible portion of monthly deductions would be waived while the insured was disabled. An increase in specified face amount may not be covered by this rider. If not, the portion of the monthly deduction associated with the increase will continue to be deducted from the cash value, which if insufficient, could result in the Certificate’s termination. For this reason, it may be advantageous for the Owner, at the time of total disability, to reduce the specified face amount to that covered by this rider. For example, if you become totally disabled as defined in the rider, your life insurance coverage remains in force, without premiums being paid. This waiver applies to both the Employees insurance coverage and any associated rider coverages but does not include any optional investment premium or separate Spouse Certificate. Dependent Life Benefit - Children’s Term Insurance Benefit Rider: This rider provides term insurance on the lives of children of the insured. Under the rider, we will pay the term insurance benefit to the Beneficiary upon the death of the insured child while the rider is in force. For example, if you purchased this rider on your Certificate for a coverage amount of $2,000 and one of your children were to die while your Certificate and this rider were in force, we would pay a $2,000 benefit to the Beneficiary. Spouse's Life Benefit: Depending on your Employer, this benefit is either a Spouse's term insurance benefit which provides term insurance on your spouse or a separate Spouse's Certificate, which provides for the accumulation of its own Cash Value. Under the benefit, we will pay the insurance benefit to the beneficiary upon the death of the insured spouse while the coverage is in force. For example, if you have $2,000 of coverage and your spouse dies while the coverage is in force, we would pay a $2,000 benefit to the Beneficiary.Accelerated Benefits Rider: Under this rider, you may accelerate payment of all or part of the Certificate's death benefit if the insured is terminally ill, as defined in the rider. If you added this rider to your Certificate and both the Certificate and rider were in force at a time where the insured was determined to be terminally ill (per the terms of the rider), you could request an acceleration of some or all of the death benefit (subject to the minimums and maximums). Payment under this rider may affect eligibility for benefits under state or federal law. For example, if the Certificate's death benefit was $100,000, you could elect up to 80% of this amount minus any loan or loan interest outstanding.Paid-Up Certificate Benefit: You can choose to terminate the death benefit (and any riders in effect) and use all or part of the Cash Surrender Value as a single premium for a paid up benefit. (Paid up means no further premiums are required.) For example, if you have a Cash Surrender value of $10,000, you may terminate the death benefit and any riders in effect and purchase a paid up benefit for $10,000 which will be payable upon the insured’s death. Will Preparation Service Rider: This rider provides you with a will preparation service (“Service”) while this rider and the Certificate are in force. This Service is made available to you, at no cost, through a MetLife affiliate (“Affiliate”). This Service provides for a will to be prepared by attorneys designated by the Affiliate for you and your Spouse. If you have a will prepared by an attorney not designated by the Affiliate, you must pay the attorney’s services directly. Upon proof of such payment, you will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount you paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate. For example, if you decide that you would like to have a codicil to your will prepared, this service enables you to work one-on-one with an attorney, in-person, on the phone, or online to prepare the codicil to your will free of charge, subject to state variations. Estate Resolution Services Rider: If you or your Spouse die while this rider and the Certificate are in force, a probate benefit (the “Benefit”) will be made available to the estate of the deceased. The Benefit is available through an Affiliate. The Benefit provides for certain probate services to be made available, free of charge, by attorneys designated by the Affiliate. If probate services are provided by an attorney not designated by the Affiliate, the estate of the deceased must pay for those attorney’s services directly. Upon proof of such payment, the estate of the deceased will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount such estate paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate. For example, the executor of your estate may use the Benefit to receive unlimited consultations, either face-to-face with an attorney or by phone to assist in settling your estate. RebalancerSM: The Rebalancer allows you to periodically redistribute amounts in the Fixed Account and the Divisions in the same proportion that the net premiums are then being allocated. We currently make the redistribution each quarter. For example, if you elect the Rebalancer and allocate 50% of your premium to the Fixed Account and 50% to a Division in the Separate Account, each quarter we will redistribute amounts in the Fixed Account and the Division so that 50% is in the Fixed Account and 50% is in the Division of the Separate Account. Each rider contains important information, including limits and conditions that apply to the benefits. If you decide to purchase any of the riders, you should carefully review their provisions to be sure the benefit is something that you want. You should also consider: ●That the amount of benefits provided under the rider is not based on investment performance of a Separate Account; but, if the Certificate terminates because of poor investment performance or any other reason, the rider generally will also terminate; ●That there are tax consequences. You should consult with your tax adviser before purchasing one of the riders.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description Of Restrictions Or Limitations
Disability Waiver of Monthly Deduction Rider	This rider provides for the waiver of certain monthly deductions, upon proof of total disability.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Dependent Life Benefit — Children’s Term Insurance Benefit Rider	This rider provides term life insurance coverage for the Employee's children.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer's elected rider
benefit, you may also need to
be on active status. You
should ask your Employer if
this benefit is included and
whether you need to be on
active status in order to elect
it.

Dependent Life Benefit — Spouse's Insurance Benefit	This benefit provides life insurance coverage for the Employee's spouse.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer's elected benefit,
you may also need to be on
active status. You should ask
your Employer if this benefit
is included and whether you
need to be on active status in
order to elect it.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Brief Description Of Restrictions Or Limitations
Accelerated Benefits Rider	This rider permits the insured to accelerate a portion of the applicable death benefit if the Employee is terminally ill as defined in the rider.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Paid-Up Certificate Benefit	Terminates the death benefit (and any riders in effect) and uses all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit.	Standard
The paid-up benefit must not
be more than can be
purchased using the
Certificate’s Cash Surrender
Value, more than the death
benefit under the Certificate
at the time you choose to use
this provision, or less than
$10,000.

Will Preparation Service Rider	MetLife makes a will preparation service available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Estate Resolution Services Rider	This rider provides certain probate services in the event you or your Spouse dies (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Rebalancer(SM)	Allows you to redistribute amounts in the Fixed Account and the Divisions in the same proportion that the net premium are then being allocated on a quarterly basis.	Standard	You may elect this option if your Employer makes it available. You should ask your Employer if this option is available.

Name of Benefit [Text Block]	Name ofBenefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description OfRestrictions OrLimitations
Name of Benefit [Text Block]	Name ofBenefit
Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CERTIFICATE The following is a list of the Portfolios currently available under the Certificate. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000225. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com. The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. *The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.§Closed to new investments, unless you have a current allocation to the fund. Rebalancing and dollar cost averaging is not available. The fee and expense information regarding the Portfolios was provided by those Portfolios.
Prospectuses Available [Text Block]	The following is a list of the Portfolios currently available under the Certificate. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000225. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com. The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.73%	4.62%	2.16%	5.53%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	1.51%	-0.05%	1.66%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	13.86%	8.40%	8.39%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	21.69%	13.51%	12.46%
Target Date	Freedom 2010 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.40%	5.38%	3.51%	4.64%
Target Date	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.46%	7.71%	5.15%	6.02%
Target Date	Freedom 2030 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.51%	9.41%	6.50%	7.30%
Target Date	Freedom 2040 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.59%	13.10%	9.10%	8.95%
Target Date	Freedom 2050 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	13.83%	9.34%	9.06%
Target Date	Freedom 2060 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	13.89%	9.35%	—
US Equity	Frontier Mid Cap Growth Portfolio*§ - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	17.77%	8.56%	9.91%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	16.42%	9.71%	10.10%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	0.89%	-0.61%	1.09%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	3.32%	4.47%	5.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	24.67%	14.23%	12.82%
US Equity	MFS® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	11.91%	8.23%	8.89%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.66%	39.34%	10.89%	12.29%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	13.47%	8.32%	10.10%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.56%	4.88%	1.01%	2.95%

Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Group Variable Universal Life Insurance Policies (?Group Policies?) | InvestmentRiskMember
Prospectus:
Risk [Text Block]	An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Certificate. Each investment option (including any Fixed Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
Principal Risk [Text Block]	Investment Risk. MetLife does not guarantee the investment performance of the Divisions and you should consider your risk tolerance before selecting any of these options. If you invest Cash Value in one or more of the Divisions of the Separate Account, then you will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Certificate. Each investment option (including any Fixed Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio’s prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct certain Certificate fees and charges from your Certificate’s cash value, which can significantly reduce your Certificate’s cash value. During times of poor investment performance, these deductions may have an even greater impact on your Certificate’s cash value. It is possible to lose your full investment and your Certificate could terminate without value, unless you pay additional premiums. If you allocate Cash Value to the Fixed Account, then we credit such Cash Value with a declared rate of interest. You assume the risk that the interest rate credited to the Fixed Account may decrease, although it will never be lower than the guaranteed minimum annual effective rate stated in your Certificate.
Group Variable Universal Life Insurance Policies (?Group Policies?) | InsuranceCompanyRisksMember
Prospectus:
Risk [Text Block]	Investments in the Certificate are subject to the risks related to Metropolitan Life, including any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Certificate, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risk [Text Block]	Insurance Company Risks. Certificates are subject to the risks related to Metropolitan Life. Any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting www.metlife.com/about-us/corporate-profile/ratings.
Group Variable Universal Life Insurance Policies (?Group Policies?) | SurrenderWithdrawalRisksShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Surrender and Withdrawal Risks (Short-Term Investment Risk). The Certificates are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and are not suitable as a short-term savings vehicle. You should purchase the Certificate only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Certificate if you intend to surrender all or part of the Certificate’s cash value in the near future. A surrender, in whole or in part, may have tax consequences.
Group Variable Universal Life Insurance Policies (?Group Policies?) | CertificateChargeandExpenseIncreaseMember
Prospectus:
Principal Risk [Text Block]	Risk of an Increase in Current Fees and Expenses. We have the right to increase certain Certificate charges. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Certificate in force.
Group Variable Universal Life Insurance Policies (?Group Policies?) | LimitationsonAccesstoCashValueMember
Prospectus:
Principal Risk [Text Block]	Limitations on Access to Cash Value. We limit partial withdrawals of cash value from the Certificates to amounts not less than $200 and in some cases, for amounts you request to withdraw from the Fixed Account, not more than the greater of (a) $200, and (b) 25% of the largest amount in the Fixed Account over the last four Certificate years (or since the Date of Certificate if the Certificate has been in effect for less than four years).
Group Variable Universal Life Insurance Policies (?Group Policies?) | LimitationsOnTransfersMember
Prospectus:
Principal Risk [Text Block]	Limitations on Transfers. We do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio's prospectus for more details. The minimum amount you may transfer is $200 or, if less, the total amount in an investment option. In some cases, the minimum amount you may withdraw is $200 or, if less, the total amount in an investment option. We reserve the right to limit transfers from the Fixed Account in any Certificate year to 25% of the largest amount in the Fixed Account over the last four Certificate years (or since the Date of Certificate if the Certificate has been in effect for less than four years).
Group Variable Universal Life Insurance Policies (?Group Policies?) | TaxRiskMember
Prospectus:
Principal Risk [Text Block]	Tax Treatment. We anticipate that the Certificate should generally be deemed a life insurance contract under federal tax law. Assuming that a Certificate qualifies as a life insurance contract for income tax purposes, you should not be deemed to be in receipt of any portion of your Certificate’s cash value until there is an actual distribution from the Certificate. Moreover, insurance proceeds payable under the Certificate should be excludable from the gross income of the Beneficiary. Although the Beneficiary generally should not have to pay federal income tax on the insurance proceeds, other taxes, such as estate taxes, may apply. If you pay more than a certain amount of premiums, you may cause your Certificate to become a “modified endowment contract” (“MEC”) under federal tax laws. If it does, you will pay income taxes on loans and other amounts we pay out to you (except for payment of insurance proceeds) to the extent of any gains in your Certificate (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply. Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. As with any taxation matter, you should consult with and rely on the advice of your own tax adviser.
Group Variable Universal Life Insurance Policies (?Group Policies?) | LoanRiskMember
Prospectus:
Principal Risk [Text Block]	Loans. Before taking a Certificate loan you should consider that interest payments on loans are generally not deductible for tax purposes, that under certain situations, Certificate loans could be considered taxable distributions, and that amounts held in your Certificate loan account do not participate in the investment experience of the Divisions or receive the interest rate credited to the Fixed Account, either of which may be higher than the interest rate credited on the amount you borrow. If you surrender your Certificate or if we terminate your Certificate, or at the Final Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution (see “Federal Tax Matters — Loans”). In addition, a Certificate loan increases the chances of our terminating your Certificate due to insufficient cash value and your Certificate's death proceeds will be reduced by any unpaid loan (plus any accrued and unpaid loan interest).
Group Variable Universal Life Insurance Policies (?Group Policies?) | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Certificate transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible loss or destruction of confidential Certificate Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Group Variable Universal Life Insurance Policies (?Group Policies?) | TerrorismSecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Terrorism and Security Risk. The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Group Variable Universal Life Insurance Policies (?Group Policies?) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Certificate, including loss of principal.
Group Variable Universal Life Insurance Policies (?Group Policies?) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Certificates are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you may also pay a transaction charge when surrendering the Certificate. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
Group Variable Universal Life Insurance Policies (?Group Policies?) | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	Your Certificate may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Certificate is insufficient to cover the monthly deduction. Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences. If the Certificate lapses, no death benefit will be paid. A Certificate may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
Principal Risk [Text Block]	Certificate Lapse. Your Certificate may lapse without value if you have paid an insufficient amount of premiums or if the investment experience of the Divisions is poor. If your Cash Surrender Value is not enough to pay the monthly deduction, your Certificate will lapse without value unless you make a premium payment sufficient to cover two monthly deductions within the 61-day grace period. If your Certificate does lapse, your insurance coverage will terminate (although you will be given an opportunity to reinstate your coverage if you satisfy certain requirements). Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences. In certain situations your Certificate may also terminate if your Employer ends its participation in the Group Policy.
Group Variable Universal Life Insurance Policies (?Group Policies?) | BaillieGiffordInternationalStockPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Baillie Gifford International Stock Portfolio* - Class A
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Baillie Gifford Overseas Limited
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	2.16%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Group Variable Universal Life Insurance Policies (?Group Policies?) | BlackRockBondIncomePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	1.51%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	1.66%
Group Variable Universal Life Insurance Policies (?Group Policies?) | BrighthouseWellingtonBalancedPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio - Class A
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	13.86%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Group Variable Universal Life Insurance Policies (?Group Policies?) | BrighthouseWellingtonLargeCapResearchPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.69%
Average Annual Total Returns, 5 Years [Percent]	13.51%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Group Variable Universal Life Insurance Policies (?Group Policies?) | Freedom2010PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2010 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Group Variable Universal Life Insurance Policies (?Group Policies?) | Freedom2020PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Group Variable Universal Life Insurance Policies (?Group Policies?) | Freedom2030PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	6.50%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Group Variable Universal Life Insurance Policies (?Group Policies?) | Freedom2040PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	8.95%
Group Variable Universal Life Insurance Policies (?Group Policies?) | Freedom2050PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Group Variable Universal Life Insurance Policies (?Group Policies?) | Freedom2060PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Group Variable Universal Life Insurance Policies (?Group Policies?) | FrontierMidCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio*§ - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Group Variable Universal Life Insurance Policies (?Group Policies?) | InvescoGlobalEquityPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class A
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Group Variable Universal Life Insurance Policies (?Group Policies?) | MetLifeAggregateBondIndexPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	0.89%
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	1.09%
Group Variable Universal Life Insurance Policies (?Group Policies?) | MetLifeMSCIEAFEIndexPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class A
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	3.32%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	5.04%
Group Variable Universal Life Insurance Policies (?Group Policies?) | MetLifeRussell2000IndexPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	11.29%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	7.78%
Group Variable Universal Life Insurance Policies (?Group Policies?) | MetLifeStockIndexPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	24.67%
Average Annual Total Returns, 5 Years [Percent]	14.23%
Average Annual Total Returns, 10 Years [Percent]	12.82%
Group Variable Universal Life Insurance Policies (?Group Policies?) | MFSValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	11.91%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	8.89%
Group Variable Universal Life Insurance Policies (?Group Policies?) | MorganStanleyDiscoveryPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Morgan Stanley Discovery Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	39.34%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Group Variable Universal Life Insurance Policies (?Group Policies?) | TRowePriceSmallCapGrowthPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	8.32%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Group Variable Universal Life Insurance Policies (?Group Policies?) | WesternAssetManagementStrategicBondOpportunitiesPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	4.88%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	2.95%
Group Variable Universal Life Insurance Policies (?Group Policies?) | WaiverMonthlyDeductionsRiderMember
Prospectus:
Name of Benefit [Text Block]	Disability Waiver of Monthly Deduction Rider
Purpose of Benefit [Text Block]	This rider provides for the waiver of certain monthly deductions, upon proof of total disability.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.
Name of Benefit [Text Block]	Disability Waiver of Monthly Deduction Rider
Group Variable Universal Life Insurance Policies (?Group Policies?) | DependentLifeBenefitChildrensTermInsuranceBenefitMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Dependent life benefits (children coverage only)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.18%
Name of Benefit [Text Block]	Dependent Life Benefit — Children’s Term Insurance Benefit Rider
Purpose of Benefit [Text Block]	This rider provides term life insurance coverage for the Employee's children.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may choose to add this benefit if your Employer makes the benefit available. Depending upon your Employer's elected rider benefit, you may also need to be on active status. You should ask your Employer if this benefit is included and whether you need to be on active status in order to elect it.
Name of Benefit [Text Block]	Dependent Life Benefit — Children’s Term Insurance Benefit Rider
Operation of Benefit [Text Block]	Dependent Life Benefit - Children’s Term Insurance Benefit Rider: This rider provides term insurance on the lives of children of the insured. Under the rider, we will pay the term insurance benefit to the Beneficiary upon the death of the insured child while the rider is in force. For example, if you purchased this rider on your Certificate for a coverage amount of $2,000 and one of your children were to die while your Certificate and this rider were in force, we would pay a $2,000 benefit to the Beneficiary.
Group Variable Universal Life Insurance Policies (?Group Policies?) | DependentLifeBenefitSpouseTermInsuranceBenefitMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Dependent life benefits (spouse coverage only)(6), (8)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Insured(2)$0.59 per $1,000 of net amount at risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	45.67%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.14%
Name of Benefit [Text Block]	Dependent Life Benefit — Spouse's Insurance Benefit
Purpose of Benefit [Text Block]	This benefit provides life insurance coverage for the Employee's spouse.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may choose to add this benefit if your Employer makes the benefit available. Depending upon your Employer's elected benefit, you may also need to be on active status. You should ask your Employer if this benefit is included and whether you need to be on active status in order to elect it.
Name of Benefit [Text Block]	Dependent Life Benefit — Spouse's Insurance Benefit
Operation of Benefit [Text Block]	Spouse's Life Benefit: Depending on your Employer, this benefit is either a Spouse's term insurance benefit which provides term insurance on your spouse or a separate Spouse's Certificate, which provides for the accumulation of its own Cash Value. Under the benefit, we will pay the insurance benefit to the beneficiary upon the death of the insured spouse while the coverage is in force. For example, if you have $2,000 of coverage and your spouse dies while the coverage is in force, we would pay a $2,000 benefit to the Beneficiary.
Group Variable Universal Life Insurance Policies (?Group Policies?) | AcceleratedBenefitsRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Benefits Rider Administrative Charge
Other Transaction Fee, When Deducted [Text Block]	At the time the Benefit is paid
Other Transaction Fee, Maximum [Dollars]	$ 150
Name of Benefit [Text Block]	Accelerated Benefits Rider
Purpose of Benefit [Text Block]	This rider permits the insured to accelerate a portion of the applicable death benefit if the Employee is terminally ill as defined in the rider.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.
Name of Benefit [Text Block]	Accelerated Benefits Rider
Operation of Benefit [Text Block]	Accelerated Benefits Rider: Under this rider, you may accelerate payment of all or part of the Certificate's death benefit if the insured is terminally ill, as defined in the rider. If you added this rider to your Certificate and both the Certificate and rider were in force at a time where the insured was determined to be terminally ill (per the terms of the rider), you could request an acceleration of some or all of the death benefit (subject to the minimums and maximums). Payment under this rider may affect eligibility for benefits under state or federal law. For example, if the Certificate's death benefit was $100,000, you could elect up to 80% of this amount minus any loan or loan interest outstanding.
Group Variable Universal Life Insurance Policies (?Group Policies?) | PaidUpCertificateBenefitMember
Prospectus:
Name of Benefit [Text Block]	Paid-Up Certificate Benefit
Purpose of Benefit [Text Block]	Terminates the death benefit (and any riders in effect) and uses all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The paid-up benefit must not be more than can be purchased using the Certificate’s Cash Surrender Value, more than the death benefit under the Certificate at the time you choose to use this provision, or less than $10,000.
Name of Benefit [Text Block]	Paid-Up Certificate Benefit
Operation of Benefit [Text Block]	Paid-Up Certificate Benefit: You can choose to terminate the death benefit (and any riders in effect) and use all or part of the Cash Surrender Value as a single premium for a paid up benefit. (Paid up means no further premiums are required.) For example, if you have a Cash Surrender value of $10,000, you may terminate the death benefit and any riders in effect and purchase a paid up benefit for $10,000 which will be payable upon the insured’s death.
Group Variable Universal Life Insurance Policies (?Group Policies?) | WillPreparationServiceMember
Prospectus:
Name of Benefit [Text Block]	Will Preparation Service Rider
Purpose of Benefit [Text Block]	MetLife makes a will preparation service available to you (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Name of Benefit [Text Block]	Will Preparation Service Rider
Group Variable Universal Life Insurance Policies (?Group Policies?) | EstateResolutionServicesMember
Prospectus:
Name of Benefit [Text Block]	Estate Resolution Services Rider
Purpose of Benefit [Text Block]	This rider provides certain probate services in the event you or your Spouse dies (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Name of Benefit [Text Block]	Estate Resolution Services Rider
Group Variable Universal Life Insurance Policies (?Group Policies?) | RebalancerMember
Prospectus:
Name of Benefit [Text Block]	Rebalancer(SM)
Purpose of Benefit [Text Block]	Allows you to redistribute amounts in the Fixed Account and the Divisions in the same proportion that the net premium are then being allocated on a quarterly basis.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may elect this option if your Employer makes it available. You should ask your Employer if this option is available.
Name of Benefit [Text Block]	Rebalancer(SM)
Operation of Benefit [Text Block]	RebalancerSM: The Rebalancer allows you to periodically redistribute amounts in the Fixed Account and the Divisions in the same proportion that the net premiums are then being allocated. We currently make the redistribution each quarter. For example, if you elect the Rebalancer and allocate 50% of your premium to the Fixed Account and 50% to a Division in the Separate Account, each quarter we will redistribute amounts in the Fixed Account and the Division so that 50% is in the Fixed Account and 50% is in the Division of the Separate Account. Each rider contains important information, including limits and conditions that apply to the benefits. If you decide to purchase any of the riders, you should carefully review their provisions to be sure the benefit is something that you want. You should also consider: ●That the amount of benefits provided under the rider is not based on investment performance of a Separate Account; but, if the Certificate terminates because of poor investment performance or any other reason, the rider generally will also terminate; ●That there are tax consequences. You should consult with your tax adviser before purchasing one of the riders.
Group Variable Universal Life Insurance Policies (?Group Policies?) | StateTaxMember
Prospectus:
Premium Taxes, Description [Text Block]	State premium tax charge[1]
Premium Taxes, When Deducted [Text Block]	On payment of premium
Premium Taxes (of Other Amount), Maximum [Percent]	2.55%
Premium Taxes, Footnotes [Text Block]	Currently, we are charging covered Employer groups rates up to 2.55%, which reflect the average state premium taxes currently being charged for the group. There is no specific maximum rate we may charge.
Group Variable Universal Life Insurance Policies (?Group Policies?) | FederalTaxMember
Prospectus:
Premium Taxes, Description [Text Block]	Federal premium tax charge[1]
Premium Taxes, When Deducted [Text Block]	On payment of premium
Premium Taxes (of Premium Payments), Maximum [Percent]	0.35%
Group Variable Universal Life Insurance Policies (?Group Policies?) | LoansMember
Prospectus:
Other Transaction Fee, Description [Text Block]	transaction fees[3]
Other Transaction Fee, When Deducted [Text Block]	loan
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The transaction fee is the lesser of 2% of the amount withdrawn or $25. Generally, we will not apply any transaction fee for the surrender of a Certificate because of the termination of an Employer’s participation in the Group Policy. We are not currently imposing this charge. See your Certificate for more details.
Group Variable Universal Life Insurance Policies (?Group Policies?) | DisabilityWaiverMonthlyDeductionBenefitMember
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Disability waiver of monthly deduction riderMonthly
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Insured (2)$0.00 per $1,000 of net amount at risk
Optional Benefit Expense (of Other Amount), Maximum [Percent]	45.67%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.14%
Operation of Benefit [Text Block]	Disability Waiver of Monthly Deduction Rider: Upon proof of disability, this rider provides for a waiver of monthly deduction amounts with respect to the specified face amount covered by the rider. If you purchased this rider and the insured became disabled as defined in the rider, while the Certificate and the rider were still in force the eligible portion of monthly deductions would be waived while the insured was disabled. An increase in specified face amount may not be covered by this rider. If not, the portion of the monthly deduction associated with the increase will continue to be deducted from the cash value, which if insufficient, could result in the Certificate’s termination. For this reason, it may be advantageous for the Owner, at the time of total disability, to reduce the specified face amount to that covered by this rider. For example, if you become totally disabled as defined in the rider, your life insurance coverage remains in force, without premiums being paid. This waiver applies to both the Employees insurance coverage and any associated rider coverages but does not include any optional investment premium or separate Spouse Certificate.
Group Variable Universal Life Insurance Policies (?Group Policies?) | Option1DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Standard Death Benefit The death benefit varies and equals the specified face amount of insurance of the Certificate plus the cash value on the date of death.
Group Variable Universal Life Insurance Policies (?Group Policies?) | Option2DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Alternate Death Benefit In order to ensure that the Certificate qualifies as life insurance under the federal income tax laws, the beneficiary will receive an alternate death benefit if it is greater than the amount that the beneficiary would have received under the death benefit described above. The alternate death benefit is calculated by multiplying the Certificate’s cash value by a prescribed percentage. The prescribed percentage is determined by the covered person’s age at the time of the calculation and declines as the covered person grows older. The alternate death benefit is as follows:
Age of Covered Person at Death	% of Cash Value*
40 and less	250%
45	215%
50	185%
55	150%
60	130%
Age of Covered Person at Death	% of Cash Value*
65	120%
70	115%
75 to 90	105%
95	100%
*For the ages not listed, the percentage decreases by a ratable portion for each full year. During any period when your cash value is high enough that the alternate death benefit applies, your charges for insurance costs will be higher, since the effective amount of your coverage will be greater. In no event will the death benefit be less than the minimum insurance amount required under current federal income tax rules applicable to the definition of life insurance as in effect on the date your Certificate is issued.